Trade and other payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Trade payables	$ 111	$ 127
Other tax and social security payable	61	47
Other payables	116	135
Deferred purchase consideration	0	13
Accruals	362	389
Trade and other current payables	650	711
Non-current
Other payables	5	6
Contingent purchase consideration	73	69
Trade and other non current payables	$ 78	$ 75